FAIR VALUE	12 Months Ended
Dec. 31, 2022
FAIR VALUE
FAIR VALUE

NOTE 10 – FAIR VALUE

At December 31, 2022 and 2021, the warrants related to the Senior and Subordinated convertible notes, warrant liability and the Earnout liability are classified within Level 3 of the valuation hierarchy. (See Footnote 8 – Debt for change in fair value of Senior and Subordinated convertible notes and Footnote 7 – Common Stock warrants for change in fair value of warrants).

The following tables provide a summary of the financial instruments that are measured at fair value on a recurring basis as of December 31, 2022 and 2021:

		December 31, 2022
	Fair Value	Level 1	Level 2	Level 3

Senior Convertible Notes	$13,651,000	$—	$—	$13,651,000
Subordinated Convertible Notes	10,355,681	—	—	10,355,681
Earn-out liability	12,810,000	—	—	12,810,000
Warrant liability	1,991,503	—	—	1,991,503

		December 31, 2021
	Fair Value	Level 1	Level 2	Level 3
Warrant liability	$562,244	$—	$—	$562,244

A financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.